Exhibit 99.10

NARRATIVE

OBX 2023-NQM1

By Canopy Financial Technology Partners LLC on December 08, 2022

Canopy Financial Technology Partners LLC

info@canopytpr.com | 720-371-8517 | www.canopytpr.com

Address: 83 Halls Road, Unit 203, Old Lyme, CT 06371

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Description of Services

Canopy Financial Technology Partners, LLC (“Canopy”) performed certain due diligence services (the “Review) described below on Non-Agency Eligible Mortgage Loans (“Loans”) backed by residential properties originated or acquired by Onslow Bay Financial LLC. (the “Client”) or its affiliated company. The Review was conducted from July 2021 to October 2022 via files imaged and provided by the Client for review.

The Review consisted of a population of One Hundred Nineteen (119) Loans with an aggregate principal balance of $65,173,605.

Loan Sampling

The Client defined the sample size and the random sampling of the Loans to be included in the Review.

The Review was conducted consistent with the criteria for the specific Nationally Recognized Statistical Rating Organizations (NRSROs).

Data Integrity

Canopy performed a data comparison review of the data fields provided by the Client on the loan tape to the data found in the actual Loan File as captured by Canopy. This comparison, when specific data was available, included the following data fields and tolerance levels noted below.

Field Label	Logic Applied
All Borrower Total Income	Apply 2.5% Tolerance If AUS = Yes and DTI > 0 or if AUS = No and DTI between 0 and 43 , Do not Apply Tolerance If DTI >= 43 and AUS = No
Amortized Term	No tolerance
Application Date	No tolerance
Borrower 1 Citizen	No tolerance
Borrower 1 Self Employed Flag	No tolerance
Borrower 2 Citizen	No tolerance
Borrower 2 Self-Employment Flag	No tolerance
Business Purpose Flag	No tolerance
Cash Disbursement Date	No tolerance
Combined LTV	Apply 1% Tolerance if < 80%
DSCR	.25% tolerance
Escrow Flag	No tolerance
Final Reviewed QM Status	No tolerance
First Interest Rate Change Date	No tolerance
First Payment Date	No tolerance
Higher Priced Mortgage Loan (HPML) Flag	No tolerance
Index	No tolerance

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Initial Monthly P&I Or IO Payment	No tolerance
Lien Position	No tolerance
Loan Program	No tolerance
Loan Purpose	No tolerance
Margin (ARM Loan)	No tolerance
Mortgage Origination Channel	No tolerance
Note Interest Only Term	No tolerance
Note Rate	No tolerance
Occupancy Type	No tolerance
Original Appraised Value	No tolerance
Original Balance	No tolerance
Original LTV	Apply 1% Tolerance if < 80%
Origination BK Flag	No tolerance
Origination Date	No tolerance
Origination Foreclosure Flag	No tolerance
Prepayment Penalty Term	No tolerance
Property Type	No tolerance
Property Zip Code	No tolerance
Qualifying FICO	No tolerance
Qualifying Total Debt Income Ratio	Apply 2.5% Tolerance If AUS = Yes and DTI > 0 or if AUS = No and DTI between 0 and 43 , Do not Apply Tolerance If DTI >= 43 and AUS = No
Sales Price	No tolerance
Underwriting Guideline Product Name	No tolerance

Credit Underwriting

Canopy reviewed each Loan File to determine the adherence to defined underwriting or credit extension guidelines, standards, criteria or other requirements provided by the Client, including, as applicable, Ability to Repay (ATR) and Qualified Mortgage (QM) requirements. The Credit Qualification review consisted of the following:

Loan Attributes. To determine borrower program eligibility, Canopy verified the following loan attributes and, where applicable, re-calculated based on the information provided.

●	Assets and Reserves;
●	DTI;
●	DSCR;
●	Gross Income;
●	Housing history;
●	Lien Position;
●	Loan Purpose;
●	LTV/CLTV;

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●	Monthly debt service;
●	Occupancy;
●	Property Type;
●	Qualifying PITI; and
●	Residual Income.

Credit Application: For the Credit Application (1003), Canopy verified whether

●	All known borrower-owned properties are disclosed on the REO Section;
●	Borrower(s) employment history ;
●	Citizenship and eligibility;
●	First time home buyer status ;
●	The application was signed by all borrowers; and
●	The application was substantially completed.

Credit History: Canopy verified:

●	A credit report or alternative credit history as applicable to loan type is present for each borrower;
●	Bankruptcy and foreclosure seasoning;
●	Capture the monthly consumer debt payments for use in the applicable DTI calculation;
●	Installment and revolving payment history;
●	Mortgage/rental payment history;
●	Note and research the Real Estate Owned, OFAC, and Fraud alerts;
●	Number of tradelines; and
●	Representative Credit Score and Methodology.

Employment and Income: Canopy determined whether all applicable supporting documentation as required by Seller’s Guidelines and Ability to Repay (“ATR”) when applicable per above were in the file. The documentation was used to verify whether the income used to qualify the loan was calculated in accordance with Seller’s Guidelines. Documentation verifying employment and income were deemed acceptable if it was a third-party document as required by the Seller’s Guidelines and ATR when applicable per above and may include:

●	Verbal or Written VOE’s;
●	Paystubs;
●	W-2 forms;
●	Tax returns;
●	Financial statements;
●	Award letters;
●	IRS Tax Transcripts (compared to Tax Returns provided by Borrower(s)).

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Fraud Review: For all Loans, the Client provided the results from a third-party anti-fraud tool to Vendor. In accordance with the type of fraud report provided, Canopy utilized the results provided by the Client along with information in the Loan File, to identify and address any potential misrepresentations including:

●	Borrower identity:
○	Social Security inconsistencies
○	Borrower name variations
●	Employment:
●	Licensing – reviewed NMLS data for:
○	Mortgage lender/originator
○	Loan officer
●	Occupancy:
○	Borrower address history
○	Subject property ownership history
●	OFAC.

Asset Review: Canopy assessed whether the asset documentation required by the Seller’s Guidelines and ATR, when applicable, was present in the Loan File. Canopy also conducted a review of the reserve calculation, if used to determine ATR or required by the Seller’s Guidelines, including a review of any large deposits. Canopy re-calculated gross, net, and liquid asset balances. The Asset Review also consisted of verifying the down payment, closing costs, prepaid items and reserves. Documentation used to verify assets for down payment, closing costs, prepaid items and reserves may have included:

●	Depository account statements;
●	Gift funds;
●	Settlement statement or other evidence of conveyance and transfer of funds if a sale of assets was involved;
●	Stock or security account statements; and/or
●	VOD’s.

Hazard/Flood insurance/Taxes: A review of the insurance present on the loan was performed by Canopy as follows:

●	Confirmed that the flood certification is for the correct borrower, property, lender and loan number and is a “Life of Loan” certification;
●	Confirmed that the mortgagee clause lists the lender’s name and “its successors and assigns;”
●	Confirmed that the premium amount on both the hazard and flood insurance match what was used in the DTI calculations;
●	For condominium properties, confirmed that the blanket policy meets the minimum amount of coverage in the guidelines;
●	For properties in a flood zone per the flood certification, confirmed that flood insurance meets guideline requirements in the file and met the minimum required amount of coverage in the guidelines;
●	Reviewed Tax Certificate to verify and compare monthly escrows used to calculate DTI matches and that taxes are current; and

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●	Verified that the hazard insurance meets the minimum required amount of coverage in the guidelines.

Automated Underwriting System Findings: N/A

Document Review

Canopy reviewed each Loan File and verified if the following documents, as applicable, were included in the file and if the data on these documents was consistent (where applicable):

●	Initial application (1003);
●	Final application (1003);
●	Note;
●	Mortgage/Deed of Trust;
●	Appraisal;
●	Sales Contract;
●	Title Commitment/Policy;
●	Junior Lien/Subordination Agreement;
●	Mortgage Insurance;
●	Underwriting Approval Documentation inclusive, but not limited to documents listed in the Credit Review section herein;
●	Flood Certification;
●	Initial and Final Loan Estimate (LE);
●	Initial and Final and Closing Disclosure (CD);
●	Post-Consummation Closing Disclosure (PC-CD) [if applicable].

Business Purpose Validation

For Loans originated as Business Purpose loans (as defined by Regulation Z [12 CFR 1026], and its supporting commentary, the implementing regulation of the Truth-in-Lending Act (“TILA”) [15 U.S.C. 1601 et seq.]), Canopy assessed that the facts and circumstances of the subject loan did not trigger Consumer Purpose classification (also as defined by Regulation Z [12 CFR 1026], and its supporting commentary, the implementing regulation of the Truth-in-Lending Act [15 U.S.C. 1601 et seq.]).

“Missing Document” to Cleared Exception: In the event that there was no express statement in the Loan File, and there was no express evidence in the Loan File that the loan proceeds were used for “Business Purpose” Canopy assigned the file a “D” grade for missing said documentation. In the event that the express statement, or with clear, unequivocal documented evidence of use of loan proceeds for non-consumer, business purpose, was provided by the lender that defines and/or evidences the “primary purpose” of the loan as “business purpose” the “D” grade – “Missing Document”, was cleared by Canopy.

“Missing Document” to “B” Grade: In the event that there was no express statement in the Loan File, and there was no express evidence provided that the loan proceeds were used for “Business Purpose”, Canopy gave the file a “D” grade, for missing documentation. In the event that there was not any express statement or evidence of business purpose use of the proceeds, then the “D” grade – “Missing Document” initial finding was re-graded after conducting a full Consumer Purpose, regulatory compliance review, as applicable to assignees for Consumer Purpose loans. In the event that the loan did not violate any applicable regulatory compliance obligations, the loan was re-graded as a “B” grade final finding.

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“Material Compliance Violation”: In the event that no express statement existed in the Loan File, Canopy assessed any and all documentation provided to determine what the actual use of the proceeds were, to best identify that the “primary purpose” of the loan was not in fact for “business purpose” as relied upon by the lender, but is in fact for a “consumer purpose”. If, in fact, evidence existed that the proceeds were used for personal, Consumer Purpose, then Canopy identified that the “primary purpose” of the loan is not “business purpose” and as “consumer purpose” subject to the full Consumer Purpose regulatory compliance obligations of an originator as it applies to an assignee, with a material compliance exception of a “C” grade.

“Material Compliance Violation” to “B” Grade: The above noted Material Compliance Violation was re-graded to a “B” grade by conducting a full Consumer Purpose regulatory compliance review, as applicable to assignees for Consumer Purpose loans, and in the event that the loan did not violate any applicable regulatory compliance obligations, the loan was re-graded as a “B” grade final finding.

Compliance Review

Canopy reviewed each Loan File and, if applicable, verified that it was consummated in compliance with the applicable federal, state, and local anti-predatory lending statutes in effect at the time of origination of the mortgage loan. Canopy’ review included, but was not limited to, the verification and validation that each mortgage loan met the relevant provisions of:

(i)	Anti-Predatory Lending requirements, that are imposed by federal, state and/or local statutory, regulatory or authoritative determinations (e.g. state constitutional provisions, ordinances, interpretations, judicial determinations, etc.) that impose civil or criminal liability upon the Assignee or may cause significant loss severity to the value of the Loan, including HOEPA and any state and local high-cost home loan laws. Assignee shall have the meaning as defined in TILA;

(ii)	the Truth in Lending Act (“TILA”), as amended by HOEPA, 15 U.S.C. §1601 et seq., as implemented by Regulation Z, 12 C.F.R. Part 1026;

(iii)	the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603, as implemented by Regulation X, 12 C.F.R. Part 1024;

(iv)	the Equal Credit Opportunity Act (“ECOA”) , 15 U.S.C. §1691 as implemented by Regulation B, 12 C.F.R. §1001.1(b);

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I.	Compliance Documentation Requirements

a.	Review of the following documents as they related to regulatory compliance:
i.	Initial and final application (1003)
ii.	Note, including all addendums
iii.	Copy of note for any junior liens (if applicable)
iv.	Mortgage / Deed of Trust, including all riders
v.	Initial, Interim, and Final Loan Estimates (“LE”)
vi.	Initial CD (i.e., the CD required to be received by the borrower(s) at least 3 business days prior to consummation) and re-disclosed CDs (as applicable and permitted by TILA/Regulation Z)
vii.	Notice of Right to Cancel (as applicable)
viii.	Rate Lock Date Information;
ix.	HOEPA Disclosures (if applicable)
x.	Initial Escrow Account Disclosure

II.	Anti-Predatory Lending (Assignee Liability)

a.	Loans were reviewed for violations of federal, state & local high cost, higher-priced and/or consumer finance laws and regulations that carry Assignee Liability, including those defined below. Any loan that is determined to be classified and/or defined as high cost, higher-priced, subprime, threshold, predatory high risk, covered or similar classification/definition was reported.

III.	Compliance Testing Elements

a.	Truth-in-Lending Act (TILA) / Regulation Z: Loans were reviewed to determine compliance with the following requirements of TILA and Regulation Z, including, but not limited to, the following:

i.	TILA/RESPA Integrated Disclosure Testing (“TRID”). A review and comparison of LEs and CDs with a report outlining any TILA violations, including a re-calculation of disclosed finance charge, principal and interest calculations, proper completion of the Projected Payments table, total of payments, finance charge, amount financed, recalculation of disclosed APR and a review to determine disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes. Testing will be conducted to fulfill the elements Structured Finance Association (SFA) TRID Compliance Review Scope (“TRID Grid 3.0” v.12/05/2019);

ii.	Right of Rescission. A review of the TILA Right of Rescission, Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensuring proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determining if a full three (3) day rescission period was adequately provided to the borrower(s). The appropriate Model Form will be tested according to applicable U.S. Court of Appeals, Circuit Court rulings;

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iii.	Qualified Mortgage and Ability to Repay. A review to ensure the mortgage loan meets the applicable Qualified Mortgage (“QM”) and Ability-to-Repay (“ATR”) requirements as set forth in regulations promulgated by the Consumer Financial Protection Bureau as found at 12 CFR § 1026.43. QM and ATR testing is detailed below.

b.	Real Estate Settlement Procedures Act (RESPA)/Regulation X: Review to ensure compliance with RESPA/Regulation X documentation and timing requirements in effect at origination of the mortgage loan for RESPA disclosures (Servicing Disclosure Statement; Affiliated Business Arrangement Disclosure; Initial Escrow Disclosure Statement; List of Homeownership Counselling Organizations).

c.	Equal Credit Opportunity Act (ECOA)/Regulation B: Confirm compliance with the January 18, 2014 requirements regarding the disclosure of the right to receive a copy of appraisals within three (3) business days of application, the right to receive a copy of the appraisals at least three (3) business days prior to consummation and any applicable waiver. The disclosure of the right to receive a copy of appraisals may be met by the disclosure on the Loan Estimate pursuant to 12 CFR § 1026.27(m)(1).

d.	Fair Credit Reporting Act (FRCA)/Regulation V: Confirm compliance with the current FCRA/Regulation V requirements regarding risk-based pricing notice, credit score disclosure and Notice to Home Loan Applicant, as applicable.

e.	Miscellaneous Compliance Testing:

i.	Mandatory Arbitration – Canopy will report mandatory arbitration provisions present in the Loan File.
ii.	Single Premium Credit Insurance – Canopy will report single premium credit insurance policies or debt cancellation agreements present in the Loan File.
iii.	TPR will test for state prepayment and late charge restrictions. If a prepayment penalty that exceeds the state permitted penalty has expired, this must be reported.

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State & Local Anti-Predatory Requirements

The following is an itemization of the generally understood current and historical state and local anti-predatory lending requirements, as customary in secondary market due diligence compliance testing:

●	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
●	California Anti-Predatory Lending (“Covered Loan”, Cal. Fin. Code § 4970 et seq.
●	California Higher-Priced Mortgage Loan (“CA HPML”), Cal. Fin. Code §4995 et seq.
●	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq.
●	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
●	Connecticut Nonprime Home Loans, Conn. Gen. Stat. §§ 36a-760 et seq. (2008-2009) and (2009-Current)
●	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
●	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (2002 – 2014).
●	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).
●	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq. (2003).
●	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq. (Repealed)
●	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003), Ill. Comp. Stat. tit. 815 §§ 137/1 et seq. (2004).
●	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).
●	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
●	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
●	Indiana Home Loan Practices Act, as amended by HB 1179 (2005) Ind. Code § 24-9-1 et seq.
●	Kansas Consumer Credit Code, Section 16a-3-308a, Kan. Stat. Ann. § 16a-1-101 et seq. 16.
●	Kentucky Anti-Predatory Lending Statute, as amended by Kentucky House Bill 552 (2008), Ky. Rev. Stat. § 360.100 et seq.
●	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007), 2125 (2008) and 1439 (2009), and regulation Z-3.
●	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).
●	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.
●	Massachusetts High-Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
●	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
●	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR § 8.00 (15-17).
●	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 Mass. Code Regs. §§ 32.00 et seq.
●	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5.
●	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
●	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
●	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.

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●	Nevada Anti-Predatory Lending Law, AB No. 284 (2003), as amended by AB 4 (2007), Nev. Rev. Stat. § 598D.010 et seq.
●	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.
●	New Mexico Home Loan Protection Act, SB 449 (2003) and as amended by SB 342 (2009), N.M. Stat. Ann. § 58-21A-1 et seq.
●	New York High-Cost Home Loan Regulations (1A - Original Part 41), 3 NYCCR Part 41 (2001).
●	New York High-Cost Home Loan Act (1B - § 6-l), N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).
●	New York Subprime Home Loans, NY Bank. Law § 6-m.
●	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) as amended.
●	Ohio Anti-Predatory Lending Statute, HB 386, as amended by S.B. 185 (2006), Ohio Rev. Code Ann. § 1.63.
●	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.
●	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
●	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004-618, Muni. Code §§ 201.01 et seq.
●	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
●	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9-1 et seq.
●	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
●	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
●	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).
●	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
●	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq.
●	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
●	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.
●	The disclosure requirements and prohibitions of Section 50(a)(6) and 50(f)(2) of Article XVI of the Texas Constitution
●	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
●	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
●	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
●	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
●	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
●	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
●	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
●	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.
●	Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

QUALIFIED MORTGAGE (QM)

With respect to QM (Safe Harbor and Rebuttable Presumption) designated loans, Canopy reviews the loan to determine whether, based on available information in the Loan File: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately, (iv) the creditor considered and verified income or assets at or before consummation, (v) the creditor appropriately considered debt obligations, alimony and child support, and (vi) at the time of consummation, if the debt-to-income ratio exceeds 43% (calculated in accordance with Appendix Q to Regulation Z). This portion of the Review includes a recalculation of all income and liabilities with attention to the appropriate documentation of each source.

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If a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable Agency as permitted under the QM final rule, Canopy reviews the loan to determine whether, based on available information in the Loan File the loan satisfied (i), (ii) and (iii) in the preceding paragraph and reviews the Automated Underwriting System output within the file to confirm agency eligibility.

For each QM designated loan that satisfied the applicable requirements enumerated above, Canopy then determines whether the loan is a Safe Harbor QM or Rebuttable Presumption QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain applicable percentage.

Ability to Repay (ATR)

Canopy reviews the loan to determine whether, based on available information in the Loan File, the creditor considered, as applicable, the following eight underwriting factors, and verified such information using reasonably reliable third-party records, at or before consummation: (i) the consumer's current or reasonably expected income or assets, (ii) if the creditor relied on income from the consumer's employment in determining repayment ability, the consumer's current employment status; (iii) the consumer's monthly payment; (iv) the consumer's monthly payment on any simultaneous loan that the creditor knows or has reason to know will be made; (v) the consumer's monthly payment for mortgage-related obligations; (vi) the consumer's current debt obligations, alimony, and child support; (vii) the consumer's monthly debt-to-income ratio or residual income; and (viii) the consumer's credit history. This portion of the Review also focuses on full recalculation of income and debts, as well as the documentation provided to support each item used in originator’s determination of the ability to repay.

Note: for loans designated as QM – Agency eligible (QM – Temporary), Canopy will not review for compliance with the requirements of Appendix Q or General Ability to Repay.

Canopy reviews loans to determine their conformity with the ATR/QM factors above, and is not rendering an independent assessment or opinion, warranting or representing that a loan will be deemed to conform to Safe Harbor, Rebuttable Presumption, ATR or other status based on any additional or revised factors that may be considered by legislative, regulatory, administrative or judicial authorities (“Authorities”). Canopy does not represent or warrant that the factors for which it is reviewing the loans constitute all of the factors and/or criteria that Authorities may consider in determining the status of a loan. Canopy’s review is based on information contained in the Loan File at the time it is provided to Canopy to review, and only reflects information as of that point in time.

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Valuation Review

Canopy reviewed all appraisals and alternative value tools used to qualify the Loan for reasonableness of estimated value, integrity of comparable sales, completeness of data and eligibility of the appraiser, consistent with underwriting guidelines, variances, tolerances, and exception authorities established by Client. Additionally, Canopy determined that the appraised value appeared to be reasonably supported (“Value-Supported Analysis”), based on the valuation provided by the Independent Third-party Review.

●	With respect to Title XI of FIRREA, Canopy checked for the presence of the appraiser’s license, and reviewed for the presence of any red flags related to the mortgaged property that may have posed a risk to the property or occupants.
●	With respect to USPAP, Canopy confirmed the appraiser’s certification is present and executed within the original appraisal.

INDEPENDENT THIRD-PARTY VALUES, CU SCORES AND FHLMC REPS AND WARRANTS

Canopy applied a cascade methodology to determine if the original appraisal value was reasonably supported when compared to an independent third-party valuation product.

Valuation Reconciliation Process:

●	If the Desk Review supported the origination appraised value within a -10% variance, no additional products were required.
●	In the event the Desk Review process yielded material exceptions or had a value exceeding a negative ten percent (-10%) variance, a field review was ordered to further establish value.

Agency Eligible & Non-Agency Loans:

●	For FNMA loans, if a CU Score was available and the CU Score was greater than 2.5, Canopy ordered a Desk Review. If the CU Score was less than or equal to 2.5, no Desk Review was required based on market acceptance of Agency Eligible Loans.
●	For FHLMC loans, if the FHLMC Rep & Warrant Relief indicator was Not Eligible, Canopy ordered a Desk Review. If the FHLMC Rep & Warrant Relief indicator was Eligible, no Desk Review was required based on market acceptance of Agency Eligible Loans.

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VALUATION RESULTS SUMMARY

The tables below sets forth the number of Mortgage Loans and valuation of associated properties within the Diligence Sample for which an independent third-party valuation product was produced in accordance with the foregoing process:

Agency Eligible
# of Files – CU Score <= 2.5	# of Files – Eligible Rep & Warrant Relief	# of Files < -10% of OA valued (Desk Review)	# of Files => -10% of OA valued (Desk Review)
N/A	N/A	N/A	N/A

●	Chart is N/A as all Loan Files were Non-Agency

Non-Agency Eligible
# of Files < -10% of OA value # of Files => -10% of OA Valuation Product # of Files – No Hit OR Confidence <= 80% value
Desk Review	0	0	98
CU Score <= 2.5	0	0	17
Second Full Appraisal	0	0	3
Field Review	0	0	3

•	Of the 119 Non-Agency Eligible loans reviewed:
o	98 Loan Files were noted with a Desk Review supporting the original appraised value within a 10% variance.
▪	1 Loan File was noted with a Second Full Appraisal supporting the original appraised value within a 10% variance.
▪	1 Loan File was noted with a Field Review supporting the original appraised value within a 10% variance.
o	17 Loan Files were noted with a CU Score <= 2.5
o	3 Loan Files were noted with a Second Full Appraisal supporting the original appraised value within a 10% variance.
▪	1 Loan File was noted with a Desk Review supporting the original appraised value within a 10% variance.
o	3 Loan Files were noted with a Field Review supporting the original appraised value within a 10% variance.
▪	1 Loan File was noted with a Desk Review supporting the original appraised value within a 10% variance.

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GRADING COMPONENTS

Due Diligence Grading Criteria

Upon completion of the Loan File review, Canopy assigned comprehensive grading that considers critical factors based on the specific review completed, in addition to product, client, and rating agency requirements.

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the NRSRO listed in the Form ABS Due Diligence-15E.

Final Event Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines.
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets, and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.

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B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grade
A	The value is supported within 10% of the original appraisal by supporting documents (CDA, Field Review or Second Appraisal). The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by supporting documents and there are no other valuation support documents provided. The valuation methodology substantially meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an "as-is" basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.

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FINDINGS SUMMARY

Summary Overview

Canopy’s review concluded the grading of the Credit, Property/Valuation, and Compliance sections. 10.08% (12 loans) have an overall grade of “B” and 89.92% (107 loans) have an overall grade of “A”.

Canopy’s review concluded a Credit grade of “B” for 1.68%, (2 loans) mortgage loans reviewed, and 98.32% (117 loans) have a Credit grade of “A”.

Canopy’s review concluded a Compliance grade of “B” for 9.24% (11 loans) mortgage loans reviewed, and 90.76% (108 loans) have a Compliance grade of “A”.

Canopy’s review concluded a Property/Valuation grade of “B” for 0.84%, (1 loan) mortgage loans reviewed, and 99.16% (118 loans) have a Property/Valuation grade of “A”.

FINDINGS TABLE

REVIEW TABLES

OVERALL REVIEW RESULTS
Final Grade	Loan Count	% of Sample
A	107	89.92%
B	12	10.08%
C	0	0.00%
D	0	0.00%
Grand Total	119	100.00%

CREDIT REVIEW RESULTS
Final Grade	Loan Count	% of Sample
A	117	98.32%
B	2	1.68%
C	0	0.00%
D	0	0.00%
Grand Total	119	100.00%

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PROPERTY REVIEW RESULTS
Final Grade	Loan Count	% of Sample
A	118	99.16%
B	1	0.84%
C	0	0.00%
D	0	0.00%
Grand Total	119	100.00%

COMPLIANCE REVIEW RESULTS
Final Grade	Loan Count	% of Sample
A	108	90.76%
B	11	9.24%
C	0	0.00%
D	0	0.00%
Grand Total	119	100.00%

Additional Loan Summary Details

Amortization Type	Loan Count	% of Loans	Original Balance
Fixed	70	58.82%	$40,986,072.00
ARM	49	41.18%	$24,187,533.00
Total	119	100.00%	$65,173,605.00

Lien Position	Loan Count	% of Loans	Original Balance
First	119	100.00%	$65,173,605.00
Second	0	0.00%	$0.00
Total	119	100.00%	$65,173,605.00

Loan Purpose	Loan Count	% of Loans	Original Balance
Cash Out: Debt Consolidation— Proceeds used to pay off existing loans other than loans secured by real estate	0	0.00%	$0.00
Cash Out: Home Improvement/Renovation	0	0.00%	$0.00
Cash Out: Other/Multi-Purpose/Unknown Purpose	16	13.45%	$10,126,800.00
First Time Home Purchase	24	20.17%	$12,539,990.00
Other Than First Time Home Purchase	66	55.46%	$32,604,065.00
Rate/Term Refinance - Borrower Initiated	13	10.92%	$9,902,750.00
Total	119	100.00%	$65,173,605.00

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Original Term	Loan Count	% of Loans	Original Balance
121 - 180 Months	0	0.00%	$0.00
181 - 240 Months	0	0.00%	$0.00
241 - 300 Months	0	0.00%	$0.00
301 - 360 Months	118	99.16%	$63,173,605.00
421-480 Months	1	0.84%	$2,000,000.00
Total	119	100.00%	$65,173,605.00

Occupancy	Loan Count	% of Loans	Original Balance
Owner Occupied	60	50.42%	$40,767,394.00
Second Home	3	2.52%	$973,064.00
Investment Property	56	47.06%	$23,433,147.00
Total	119	100.00%	$65,173,605.00

DATA COMPARISON RESULTS

Of the One Hundred Nineteen (119) mortgage Loan Files reviewed, thirty-eight (38) unique loans (31.93% by number) had forty-three (43) tape comparison discrepancies across thirty-nine (39) data fields.

Field Label	Logic Applied	# Loans with Discrepancy	Total Times Compared	% Variance
All Borrower Total Income	Apply 2.5% Tolerance If AUS = Yes and DTI > 0 or if AUS = No and DTI between 0 and 43 , Do not Apply Tolerance If DTI >= 43 and AUS = No	0	119	0.00%
Amortized Term	No tolerance	1	119	0.84%
Application Date	No tolerance	2	119	1.68%
Borrower 1 Citizen	No tolerance	0	119	0.00%
Borrower 1 Self Employed Flag	No tolerance	0	119	0.00%
Borrower 2 Citizen	No tolerance	0	119	0.00%

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Borrower 2 Self-Employment Flag	No tolerance	0	119	0.00%
Business Purpose Flag	No tolerance	2	119	1.68%
Cash Disbursement Date	No tolerance	0	119	0.00%
Combined LTV	Apply 1% Tolerance if < 80%	0	119	0.00%
DSCR	.25% tolerance	1	119	0.84%
Escrow Flag	No tolerance	0	119	0.00%
Final Reviewed QM Status	No tolerance	37	119	31.09%
First Interest Rate Change Date	No tolerance	0	119	0.00%
First Payment Date	No tolerance	0	119	0.00%
Higher Priced Mortgage Loan (HPML) Flag	No tolerance	0	119	0.00%
Index	No tolerance	0	119	0.00%
Initial Monthly P&I Or IO Payment	No tolerance	0	119	0.00%
Lien Position	No tolerance	0	119	0.00%
Loan Program	No tolerance	0	119	0.00%
Loan Purpose	No tolerance	0	119	0.00%
Margin (ARM Loan)	No tolerance	0	119	0.00%
Mortgage Origination Channel	No tolerance	0	119	0.00%
Note Interest Only Term	No tolerance	0	119	0.00%
Note Rate	No tolerance	0	119	0.00%
Occupancy Type	No tolerance	0	119	0.00%
Original Appraised Value	No tolerance	0	119	0.00%
Original Balance	No tolerance	0	119	0.00%
Original LTV	Apply 1% Tolerance if < 80%	0	119	0.00%
Origination BK Flag	No tolerance	0	119	0.00%
Origination Date	No tolerance	0	119	0.00%
Origination Foreclosure Flag	No tolerance	0	119	0.00%
Prepayment Penalty Term	No tolerance	0	119	0.00%
Property Type	No tolerance	0	119	0.00%
Property Zip Code	No tolerance	0	119	0.00%
Qualifying FICO	No tolerance	0	119	0.00%
Qualifying Total Debt Income Ratio	Apply 2.5% Tolerance If AUS = Yes and DTI > 0 or if AUS = No and DTI between 0 and 43 , Do not Apply	0	119	0.00%

	Tolerance If DTI >= 43 and AUS = No
Sales Price	No tolerance	0	119	0.00%
Underwriting Guideline Product Name	No tolerance	0	119	0.00%

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Disclaimer

Canopy Financial Technology Partners, LLC (“the Company”) performs due diligence reviews for Residential Mortgage-Backed Securities, as well as, assets, collateral, counterparty operations, and similar diligence reviews in the consumer finance industry. In issuing reports and maintaining the ratings provided for herein, the Company relies on factual information it receives from issuers, underwriters, and from other sources which the Company reasonably believes to be credible. The Company conducts reasonable investigation of the factual information relied upon by it in accordance with its ratings methodology. The Company also makes reasonably good faith attempts to verify the information from independent sources (to the extent such sources are available).

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Unless expressly stated otherwise, Reports do not assess any risk other than credit risk. In particular, any rating or grading in a Report does not take into consideration the risk of any security (or any portion thereof) due to changes in market conditions.

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